Balance Sheets (Interim Period Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 3,787,252	$ 145,478	$ 1,577,314
Accounts receivable	186,054	401,580	31,540
Inventory	939,744	968,818	1,610,442
Prepaid expenses and other current assets	129,873	19,773	16,540
Total current assets	5,042,923	1,535,649	3,235,836
Property and equipment, net	1,281,730	1,218,830	979,509
Software license inventory	1,137,500
Deferred costs		214,469	263,495
Other assets	31,400	61,481
Total assets	7,493,553	3,030,429	4,562,841
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	2,535,348	4,037,168	3,495,283
Accrued compensation	347,947	1,011,413	124,792
Accrued interest		971,733	344,395
Other accrued liabilities	1,305,622	2,015,046	2,079,574
Derivative liability	7,439
Related party deferred revenue	2,046,374	2,600,000	2,600,000
Convertible notes payable, net of unamortized discount of $117,405 at December 31, 2011		3,953,595
Total current liabilities	6,242,730	14,588,955	8,644,044
Related party deferred revenue		1,396,374	3,996,374
Related party accrued interest		799,102	410,425
Other accrued liabilities	498,474	209,143	278,060
Related party convertible notes payable, net of unamortized discount	4,338,601	4,377,294
Convertible notes payable, net of unamortized discount	2,000,000	3,308,390
Total liabilities	13,270,828	24,873,572	19,900,092
Commitments and contingencies (Notes 5, 8 and 9)
Series A convertible preferred stock; $.01 par value; 8,000,000 shares authorized, 7,965,000 shares issued and outstanding		7,965,000	7,965,000
Common stock, $.01 par value; at September 30, 2012, 100,000,000, 48,168,760, and 47,842,930 shares authorized, issued, and outstanding, respectively; at December 31, 2011, 70,000,000 16,410,820, and 16,084,990 shares authorized, issued, and outstanding, respectively	481,687	164,108	161,858
Additional paid-in capital	60,357,805	31,495,593	29,692,324
Treasury stock, at cost, 325,830 common shares	(1,679,234)	(1,679,234)	(1,679,234)
Accumulated deficit	(64,937,533)	(59,788,610)	(51,477,199)
Total stockholders' deficit	(5,777,275)	(21,843,143)	(15,337,251)
Total liabilities and stockholders' deficit	7,493,553	3,030,429	4,562,841
Junior secured notes payable, net of unamortized discount of $2,808,977 and $2,805,686 at September 30, 2012 and December 31, 2011, respectively	191,023	194,314	224,700
Licenses, Net [Member]
ASSETS
Other assets		27,000	45,000
Other Assets [Member]
ASSETS
Other assets		34,481	39,001
Related Party BSC Convertible Notes Payable [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Related party convertible notes payable, net of unamortized discount		3,500,000	2,846,764
Related Party 2011 Unsecured Convertible Notes Payable [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Related party convertible notes payable, net of unamortized discount		877,294
The 2011 Junior Secured Convertible Note Payable [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Convertible notes payable, net of unamortized discount		2,000,000
The 2011 Junior Secured Convertible Note Payable, Net [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Convertible notes payable, net of unamortized discount		1,308,390
The 2010 Unsecured Convertible Notes Payable [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Convertible notes payable, net of unamortized discount			$ 3,499,725